STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, Minimum	54.57%	58.63%
Volatility, Maximum	64.74%	75.77%
Risk-free interest rate, Minimum	1.65%	0.33%
Risk-free interest rate, Maximum	2.84%	2.98%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	10 years	9 years 8 months 19 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years	2 years 8 months 12 days